General - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Aug. 31, 2012 Sun Pharmaceutical Industries Ltd. [Member]	Mar. 31, 2014 Sun Pharmaceutical Industries Ltd. [Member]	Oct. 18, 2011 Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of shares owned by majority share holder					29,497,813
Percentage of shares owned by majority share holder					68.90%
Vote attributable to share equity					79.20%
Proposed acquisition of issued and outstanding shares						$ 24.50
Merger price per share				$ 39.50
Treasury stock, shares repurchased	1,959,514
Treasury stock, price per share	$ 97.50
Treasury stock, aggregate purchase price	$ 193,000	$ 194,328	$ 1,329